Reserves - Changes In Valuation Gain (Loss) On Financial Assets At FVOCI (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reserves within equity [Line Items]
Balance as of December 31	₩ 735,238	₩ 40,139
Balance as of December 31	391,233	735,238
Valuation gain (loss) on financial assets at FVOCI [member]
Disclosure of reserves within equity [Line Items]
Balance as of December 31	633,240	438,979
Amount recognized as other comprehensive income (loss) for the year, net of taxes	(490,959)	627,833
Amount reclassified to retained earnings, net of taxes	31,000	(12,429)
Changes from spin-off, net of taxes	0	(421,143)
Balance as of December 31	₩ 173,281	₩ 633,240